RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Research And Development Expenses [Abstract]
Clinical trial materials	$ 2,672	$ 1,982	$ 16
Development of production processes	545	1,810	1,013
Salaries, wages and incidentals	2,031	1,137	706
Clinical trial management	1,610	766	195
Laboratory rent and maintenance	376	232	236
Other	325	302	218
Research and development expense	$ 7,559	$ 6,229	$ 2,384